Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Investor Class
April 30, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify VIP Financial Services Portfolio’s, VIP Health Care Portfolio’s, and VIP Technology Portfolio’s fundamental concentration policy, and to change VIP Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Peter Dixon no longer serves as portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces biographical information for VIP Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

VIPINVF-17-03 1.824639.131	August 3, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Initial Class
April 30, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify VIP Financial Services Portfolio’s, VIP Health Care Portfolio’s, and VIP Technology Portfolio’s fundamental concentration policy, and to change VIP Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Peter Dixon no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

VIPFCI-17-03 1.765122.152	August 3, 2017